LAW OFFICES OF
DERENTHAL & DANNHAUSER LLP
LAKE MERRITT PLAZA
1999 HARRISON STREET, 26TH FLOOR
OAKLAND, CALIFORNIA 94612
(510) 350-3070
FACSIMILE: (510) 834-8309

October 31, 2013

BY EDGAR

Ms. Pamela A. Long
Assistant Director
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	ATEL 16, LLC (the "Company") Acceleration Requests Registration Statement on Form S-1 SEC File No. 333-188924

Dear Ms. Long:

Concurrently with this letter we are filing by EDGAR requests to accelerate the effectiveness of the above-referenced registration statement to November 5, 2013, or as soon thereafter as may be practicable.

Please contact me with any questions or comments you may have concerning this filing.

Very truly yours,

             /s/ PAUL J. DERENTHAL

Paul J. Derenthal

cc:	Melissa Rocha, Senior Assistant Chief Accountant
Erin Jaskot, Staff Attorney
Jeff Gordon, Staff Accountant
Division of Corporation Finance
Securities and Exchange Commission

Mr. Dean L. Cash
Mr. Paritosh Choksi
Mr. Samuel Schussler
Vasco Morais, Esq.